Shareholder Report, Average Annual Return (Details) - Without Sales Load [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000023590
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	10.61%		10.05%
C000023591
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.16%		10.60%
C000163133
Average Annual Return [Line Items]
Average Annual Return, Percent	15.75%	11.13%	11.39%
C000023592
Average Annual Return [Line Items]
Average Annual Return, Percent	15.54%	10.91%		10.34%
C000074884
Average Annual Return [Line Items]
Average Annual Return, Percent	15.22%	10.72%		10.16%
C000073995
Average Annual Return [Line Items]
Average Annual Return, Percent	18.28%	7.37%		6.98%
C000023597
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%	7.90%		7.51%
C000163134
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%	7.89%	7.88%
C000023598
Average Annual Return [Line Items]
Average Annual Return, Percent	18.59%	7.63%		7.24%
C000074885
Average Annual Return [Line Items]
Average Annual Return, Percent	18.36%	7.46%		7.08%